UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY                     11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

1/31

Date of reporting period:  4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Palantir Fund
PORTFOLIO OF INVESTMENTS
April, 30 2008 (unaudited)
	Shares					Value
			COMMON STOCKS - 75.65%
			AGRICULTURE - 11.87%
	63,000		AgFeed Industries, Inc. *			$ 1,050,840
	17,000	**	Archer-Daniels-Midland Co.			749,020
	810,000		China Green Holdings Ltd.			1,068,278
	900,000		Golden Agri-Resources Ltd.			563,453
						3,431,591
			COAL - 1.48%
	7,000		Peabody Energy Corp.			427,910

			CONSUMER DISCRETIONARY - 7.13%
	2,500		Nintendo Co. Ltd.			1,365,898
	12,000	**	Wal Mart Stores, Inc.			695,760
						2,061,658
			FINANCIALS - 4.75%
	42,000		Annaly Capital Management, Inc.			703,920
	150	**	Berkshire Hathaway, Inc. B *			668,550
						1,372,470
			INDUSTRIALS - 4.82%
	300,000		Babcock & Brown Infrastructure Group			325,110
	30,000	**	Titan International, Inc.			1,068,900
						1,394,010
			MINING - 1.95%
	120,000		International Royalty Corp.			564,000

			OIL & GAS - 16.41%
	90,000	**	Advantage Energy Income Fund			1,071,000
	20,000		ATP Oil & Gas *			574,800
	32,000	**	Enerplus Resources Fund			1,436,800
	30,000		Linn Energy LLC			657,300
	10,000	**	Schlumberger Ltd.			1,005,500
						4,745,400
			PHARMACEUTICALS - 1.86%
	8,000	**	Johnson & Johnson			536,720

			SHIPPING - 5.79%
	50,000		Golar LNG Ltd.			1,003,000
	70,000		Ultrapetrol Bahamas Ltd. *			672,700
						1,675,700
Palantir Fund
PORTFOLIO OF INVESTMENTS (continued)
April, 30 2008 (unaudited)
	Shares					Value
			TECHNOLOGY - 4.17%
	50,000		EMC Corp. *			$ 770,000
	150,000		Redflex Holdings Ltd.			435,364
						1,205,364
			TRANSPORTATION - 6.86%
	50,000		AerCap Holdings NV *			864,000
	80,000	**	Aircastle Ltd.			1,118,400
						1,982,400
			WATER - 8.56%
	290,000		Hyflux Ltd.			736,908
	1,000,000		Hyflux Water Trust *			500,847
	35,000	**	PICO Holdings, Inc. *			1,236,200
						2,473,955

			TOTAL COMMON STOCKS (Cost $20,609,338)			21,871,178

			EXCHANGE TRADED FUNDS - 4.17%
			EQUITY EXCHANGE TRADED FUNDS - 4.17%
	6,000		UltraShort Financials ProShares			607,560
	8,000		UltraShort Russell 2000 ProShares			597,280
			TOTAL EXCHANGE TRADED FUNDS (Cost $1,237,900)			1,204,840

	Par Value		BONDS & NOTES - 3.24%	Coupon Rate (%)	Maturity	Value
			BANKING - 3.24%
	1,640,000	***	European Investment Bank	8.75%	9/28/09	936,893
			TOTAL BONDS & NOTES (Cost $963,495)

	Shares
			SHORT-TERM INVESTMENTS - 11.88%
	3,436,045		Milestone Treasury Obligation Portfolio, Institutional Class,			3,436,045
			to yield 1.93% **** (Cost $3,436,045)

			TOTAL INVESTMENTS - 94.94% (Cost $26,246,778) (a)			$ 27,448,956
			ASSETS LESS OTHER LIABILITIES - 5.06%			1,461,868
			NET ASSETS - 100.0%			$ 28,910,824

Palantir Fund
PORTFOLIO OF INVESTMENTS (continued)
April, 30 2008 (unaudited)

	Shares		SECURITIES SOLD SHORT			Value
	10,000		Abercrombie & Fitch Co.			$ 743,100
	25,000		Discovery Financial Services			455,250
	9,000		Henry Schein, Inc. *			498,330
	20,000		Luxottica Group SPA ADR			562,000
	8,000		Market Vectors Gold Miners ETF			348,400
	14,000		Pan American Silver Corp. *			469,000
	12,000		Powershares DB Agriculture Fund *			439,200
	8,000		State Street Corp.			577,120
	10,000		Toronto-Dominion Bank			657,300
	15,000		Wachovia Corp.			437,250
			TOTAL SECURITIES SOLD SHORT			$ 5,186,950
			(proceeds $5,511,303) (a)

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 2,665,138
			Unrealized depreciation			(1,138,607)
			Net unrealized appreciation			$ 1,526,531
	Cost for federal tax purposes (including securities sold short) is substaintally the same.

*	Non-Income producing security.
**	A portion of these securities are held as collateral for short sales.
***	Par Value stated in Brazilian Real
****	Money market fund; interest rate reflects seven-day effective yield on April 30, 2008.
ADR - American Depositary Receipts

Palantir Fund
PORTFOLIO OF INVESTMENTS (continued)
April, 30 2008 (unaudited)

	Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports
	previously filed with the Securities and Exchange Commission on Form N-CSR.

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
	Fair Value Measurements
	These inputs are summarized in the three broad levels listed below.
	Level 1- quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
	The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of April 30, 2008

Valuation Inputs	Investment in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ 31,699,013	$ -
Level 2 - Other Significant Observable Prices	936,893	-
Level 3 - Significant Unobservable Inputs	-	-
TOTAL	$ 32,635,906	$ -
* Other financial instruments include futures, forwards and swap contracts

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/27/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/27/08

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/27/08